Stockholders' equity - Summary of Classes of Share Capital (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of the fiscal year	1,261,081,781	1,261,058,781	1,261,058,781
Issuance of new shares	0	23,000	0
Balance at end of the fiscal year	1,261,081,781	1,261,081,781	1,261,058,781